Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Loss from continuing operations before income taxes for the years ended December 31, 2014, 2013 and 2012 consisted of the following:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
U.S.	$268.9	$220.6	$1,049.1
Non-U.S.	(816.8)	(954.9)	(1,257.7)
Total	$(547.9)	$(734.3)	$(208.6)

Total income tax provision (benefit) for the years ended December 31, 2014, 2013 and 2012 consisted of the following:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Current:
U.S. federal	$27.1	$(47.9)	$116.8
Non-U.S.	(61.1)	38.4	127.6
State	3.3	(4.7)	12.2
Total current	(30.7)	(14.2)	256.6
Deferred:
U.S. federal	111.0	4.8	(32.7)
Non-U.S.	122.3	(440.3)	28.8
State	(1.4)	1.4	9.6
Total deferred	231.9	(434.1)	5.7
Total income tax provision (benefit)	$201.2	$(448.3)	$262.3

The following is a reconciliation of the expected statutory federal income tax benefit to the Company’s income tax provision (benefit) for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Expected income tax benefit at U.S. federal statutory rate	$(191.7)	$(257.0)	$(73.0)
Changes in valuation allowance, income tax	569.4	(29.4)	521.5
Changes in tax reserves	(81.5)	8.8	24.5
Excess depletion	(65.3)	(72.7)	(69.4)
Foreign earnings repatriation	(71.4)	—	—
Foreign earnings provision differential	28.8	62.7	(59.6)
General business tax credits	(19.2)	(18.9)	(17.4)
Minerals resource rent tax, net of federal tax	16.1	(87.4)	77.2
Remeasurement of foreign income tax accounts	(2.7)	(44.3)	7.9
State income taxes, net of federal tax benefit	(2.3)	(0.2)	(1.1)
Capital loss	—	—	(118.1)
Other, net	21.0	(9.9)	(30.2)
Total income tax provision (benefit)	$201.2	$(448.3)	$262.3

Certain reconciliation items included in the above table exclude the remeasurement of foreign income tax accounts as these foreign currency effects are separately presented.
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities as of December 31, 2014 and 2013 consisted of the following:

	December 31,
	2014	2013
	(Dollars in millions)
Deferred tax assets:
Tax credits and loss carryforwards	$1,723.5	$1,558.0
Minerals resource rent tax	—	993.2
Accrued postretirement benefit obligations	372.3	309.9
Asset retirement obligations	167.0	141.6
Employee benefits	70.7	88.5
Payable to voluntary employee beneficiary association for certain Patriot retirees (1)	79.2	84.4
Hedge activities	44.2	—
Environmental contingencies	29.9	23.6
Deferred revenue	29.1	3.2
Financial guarantees	16.9	16.9
Workers’ compensation obligations	6.2	10.4
Other	50.5	31.5
Total gross deferred tax assets	2,589.5	3,261.2
Deferred tax liabilities:
Property, plant, equipment and mine development, principally due to differences in depreciation, depletion and asset impairments	1,223.4	1,322.3
Unamortized discount on Convertible Junior Subordinated Debentures	131.0	131.8
Hedge activities	—	11.4
Investments and other assets	73.4	82.0
Other	1.1	46.3
Total gross deferred tax liabilities	1,428.9	1,593.8
Valuation allowance, income tax	(1,169.0)	(656.4)
Valuation allowance, minerals resource rent tax	—	(977.7)
Net deferred tax (liability) asset	$(8.4)	$33.3
Deferred taxes are classified as follows:
Current deferred income taxes	$80.0	$66.4
Noncurrent deferred income taxes	(88.4)	(33.1)
Net deferred tax (liability) asset	$(8.4)	$33.3

(1)	Refer to Note 25. "Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation" herein for additional details related to this transaction.
The Company's tax credits and tax effected loss carryforwards included U.S. alternative minimum tax (AMT) credits of $290.3 million, foreign tax credits of $147.9 million, tax general business credits of $89.9 million, U.S. capital losses of $51.1 million, state net operating loss (NOL) carryforwards of $41.0 million and foreign NOL carryforwards of $1,103.3 million as of December 31, 2014. The AMT credits and foreign NOLs have no expiration date. The U.S. capital losses and state NOL's begin to expire in 2017 and 2018, respectively. The foreign tax credits and general business credits begin to expire in 2020 and 2027, respectively.
In assessing the near-term use of NOLs and tax credits and corresponding valuation allowance adjustments, the Company evaluated the expected level of future taxable income, available tax planning strategies, reversals of existing taxable temporary differences and taxable income in carryback years. During the year ended December 31, 2014, the Company recorded valuation allowance against net deferred tax asset positions in the U.S. and Australia of $351.2 million and $289.3 million, respectively. Recognition of those valuation allowances was driven by recent cumulative book losses, as determined by considering all sources of available income (including items classified as discontinued operations or recorded directly to "Accumulated other comprehensive loss"), which limited the Company’s ability to look to future taxable income in assessing the realizability of the related assets. The Company also continued to have a partial reserve for its foreign NOL's and certain deferred tax assets based on future realizable value as of December 31, 2014. Of the $351.2 million increase in U.S. valuation allowance during the year ended December 31, 2014, $280.1 million and $71.1 million were reflected in "Income tax provision (benefit)" and "Accumulated other comprehensive loss," respectively.
Due to the repeal of the Australian Minerals and Resource Rent Tax (MRRT) during the year ended December 31, 2014, the Company wrote-off its MRRT related deferred tax assets totaling $993.2 million, along with the corresponding valuation allowance of $977.7 million.
Unrecognized Tax Benefits
Net unrecognized tax benefits (excluding interest and penalties) were recorded as follows in the consolidated balance sheets as of December 31, 2014 and 2013:

	December 31,
	2014	2013
	(Dollars in millions)
Accounts payable and accrued expenses	$—	$20.3
Deferred income taxes	6.2	90.3
Other noncurrent liabilities	34.7	29.9
Net unrecognized tax benefits	$40.9	$140.5
Gross unrecognized tax benefits	$44.5	$143.9

The amount of the Company's gross unrecognized tax benefits decreased by $99.4 million since January 1, 2014 due to the finalization of Australian Tax Office (ATO) audits on the 2004 through 2012 tax years, offset by additions for current positions. The amount of the net unrecognized tax benefits that, if recognized, would directly affect the effective tax rate was $40.9 million and $140.5 million at December 31, 2014 and 2013, respectively. A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Balance at beginning of period	$143.9	$122.8	$119.6
Additions for current year tax positions	12.0	6.3	17.4
Additions for prior year tax positions	—	63.8	31.9
Reductions for settlements with tax authorities	(111.4)	—	(46.1)
Reductions for expirations of statutes of limitations	—	(49.0)	—
Balance at end of period	$44.5	$143.9	$122.8

The Company recognizes interest and penalties related to unrecognized tax benefits in its income tax provision. The Company (reversed) expensed gross interest and penalties of ($8.0) million, ($36.0) million and $21.2 million for the years ended December 31, 2014, 2013 and 2012, respectively. The Company had $3.4 million and $11.4 million of accrued gross interest and penalties related to unrecognized tax benefits at December 31, 2014 and 2013, respectively.
The Company believes during the next twelve months it is reasonably possible for a $28.6 million decrease in its net unrecognized tax benefits due to potential audit settlements and the expiration of statutes of limitations.
Tax Returns Subject to Examination
The Company's U.S. federal income tax returns are under examination by the IRS for the 2009 through 2012 income tax years. The Company's state income tax returns for the tax years 1999 and thereafter remain potentially subject to examination by various state taxing authorities due to NOL carryforwards. The ATO completed its audit of the Company's Australian income tax returns for the tax years 2004 through 2009 as well as its review of the tax years 2010 through 2012. Australian income tax returns for tax years 2010 through 2013 continue to be subject to potential examinations by the ATO.
Foreign Earnings
The Company had no undistributed earnings of foreign subsidiaries as of December 31, 2014. Historically, the Company has not provided for deferred taxes on undistributed earnings because such earnings are considered to be indefinitely reinvested outside of the U.S.
Tax Payments and Refunds
The following table summarizes the Company’s income tax (refunds) payments, net for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
U.S. — federal	$(7.7)	$(0.8)	$63.0
U.S. — state and local	(6.8)	2.9	11.8
Non-U.S.	(2.2)	79.8	55.7
Total income tax (refunds) payments, net	$(16.7)	$81.9	$130.5